Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2019
				Value
SECURITY DESCRIPTION	Par Value	Rate	Maturity	(Note 1)
Municipal Bonds (95.71%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1	1,000,000	4.000%	08/01/2026	1,076,820

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,177,921

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,454,760

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
University of San Diego Revenue Bonds, 2019	480,000	5.000%	10/01/2044	598,142
General Revenue Bonds; 2018	800,000	5.000%	05/15/2038	960,784

TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,174,965

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016	500,000	4.000%	08/15/2046	546,675

CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,036,580

CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	584,910
Los Angeles CA Wstwter System Revenue Bond	1,500,000	5.250%	06/01/2047	1,835,670

CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	855,075

CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	1,000,000	5.000%	11/01/2034	1,257,810
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	813,566
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,385,666

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,482,550

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,436,274

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,760,800

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,143,860

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,015,614

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	574,710
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,063,760
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,712,445

LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A	1,985,000	5.000%	07/01/2037	2,179,232

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,827,150

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
General Revenue Bonds; 2017	100,000	0.690%	07/01/2047	100,000

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	210,670

MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	511,785

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,650,976

PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	320,801

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,411,657

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,129,110

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,346,268

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	750,645
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,865,064

SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	508,200

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	738,066

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,181,209

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	2,024,550

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,432,340
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,023,330

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	1,600,000	0.570%	05/01/2034	1,600,000
Tax-Exempt Various Purpose General Obligation Bonds	900,000	3.000%	10/01/2028	951,957

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,003,180

TURLOCK IRRIGATION DISTRICT
General Revenue Bonds; 2019	300,000	5.000%	01/01/2036	388,389

UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,080,483

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,978,134

Total Municipal Bonds (Cost $0,000)				60,162,553

Variable Rate Demand Notes* (0.16%)
Metropolitan Water District Of Southern California	100,000	0.690%**	07/01/2047	100,000

Total Variable Rate Demand Notes (Cost $100,000)				100,000

Total Investments (Cost $100,000) (a) (95.87%)				60,262,553
Other Net Assets (4.13%)				2,597,818
Net Assets (100.00%)				62,860,371

(a)	Aggregate cost for federal income tax purposes is $100,000.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,952,844
Unrealized depreciation	(32,071)
Net unrealized appreciation	3,920,773

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of November 30, 2019
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.